INVENTORY, NET (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
INVENTORY, NET
Raw materials	$ 4,575,964	$ 6,285,887
Work-in-progress	748,845	832,499
Finished goods	4,078,142	5,502,591
Inventory valuation allowance	(523,465)	(125,146)
Total inventory	$ 8,879,486	$ 12,495,831